Transition to IFRSs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Comparative Information Prepared Under Previous G A A P [Abstract]
Schedule of Effect of Transition to IFRS

Effect of transition to IFRS

(1)	Effects of transition to IFRS as of January 1, 2016, date of transition, are as follows:

	Assets		Liabilities		Equity
	(In millions of Korean won)
US GAAP (previous GAAP)	~~W~~	45,729	~~W~~	15,738	~~W~~	29,991
Cost deferral		146		—		146
IFRS	~~W~~	45,875	~~W~~	15,738	~~W~~	30,137

(2)	Effects of transition to IFRS as of December 31, 2016, the end date of the last fiscal year the financial statements were prepared under US GAAP, are as follows:

	Assets		Liabilities		Equity
	(In millions of Korean won)
US GAAP (previous GAAP)	~~W~~	55,190	~~W~~	25,097	~~W~~	30,093
Cost deferral		554		—		554
IFRS	~~W~~	55,744	~~W~~	25,097	~~W~~	30,647

(3)	Effects to net income and comprehensive income for the year ended December 31, 2016, the end date of the last fiscal period the financial statements were prepared under US GAAP, are as follows:

	Net income		Comprehensive income
	(In millions of Korean won)
US GAAP (previous GAAP)	~~W~~	179	~~W~~	102
Cost deferral		408		408
IFRS	~~W~~	587	~~W~~	510